ACQUISITIONS (Details 5)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Amounts Receivable		$ 3,911,638			$ 381,749
Other Current Assets	$ 388,478				0
Rou Asset	$ 3,501,614				$ 0
Accounts Payable And Accrued Liabilities						$ (342,520)
Loans						$ (40,000)
Complexity
Statement [Line Items]
Amounts Receivable			$ 112,319
Other Current Assets				$ 878,103
Cash			538,385
Fixed Assets			4,704,833
Rou Asset				3,656,573
Brand Name			5,260,635
Accounts Payable And Accrued Liabilities			(603,901)
Lease Liability				(3,889,875)
Loans				$ (621,526)
Acquisition Total			$ 10,035,546